UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®

American Funds 2060

Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds40%	Shares	Value (000)
AMCAP Fund, Class R-6	892,029	$27,064
EuroPacific Growth Fund, Class R-6	285,600	15,466
New Perspective Fund, Class R-6	633,376	27,064
New World Fund, Inc., Class R-6	246,812	15,465
SMALLCAP World Fund, Inc., Class R-6	497,411	27,064
The Growth Fund of America, Class R-6	553,572	27,064
The New Economy Fund, Class R-6	354,463	15,465
		154,652
Growth-and-income funds45%
American Mutual Fund, Class R-6	780,087	30,930
Capital World Growth and Income Fund, Class R-6	536,349	27,064
Fundamental Investors, Class R-6	511,078	30,931
International Growth and Income Fund, Class R-6	469,640	15,465
The Investment Company of America, Class R-6	879,372	34,797
Washington Mutual Investors Fund, Class R-6	801,584	34,797
		173,984
Equity-income and Balanced funds10%
American Balanced Fund, Class R-6	724,842	19,332
American Funds Global Balanced Fund, Class R-6	599,985	19,331
		38,663
Fixed income funds5%
U.S. Government Securities Fund, Class R-6	1,399,821	19,332
Total investment securities 100% (cost: $356,755,000)		386,631
Other assets less liabilities 0%		(124)
Net assets 100%		$386,507

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$29,462
Gross unrealized depreciation on investment securities	(89)
Net unrealized appreciation on investment securities	29,373
Cost of investment securities	357,258

American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 18

American Funds 2055
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds40%	Shares	Value (000)
AMCAP Fund, Class R-6	4,910,268	$148,978
EuroPacific Growth Fund, Class R-6	1,576,390	85,362
New Perspective Fund, Class R-6	3,486,486	148,977
New World Fund, Inc., Class R-6	1,360,937	85,276
SMALLCAP World Fund, Inc., Class R-6	2,737,671	148,957
The Growth Fund of America, Class R-6	3,047,199	148,977
The New Economy Fund, Class R-6	1,950,531	85,102
		851,629
Growth-and-income funds45%
American Mutual Fund, Class R-6	4,301,459	170,553
Capital World Growth and Income Fund, Class R-6	2,954,080	149,063
Fundamental Investors, Class R-6	2,808,005	169,940
International Growth and Income Fund, Class R-6	2,589,073	85,258
The Investment Company of America, Class R-6	4,830,778	191,154
Washington Mutual Investors Fund, Class R-6	4,423,945	192,044
		958,012
Equity-income and Balanced funds10%
American Balanced Fund, Class R-6	3,991,511	106,454
American Funds Global Balanced Fund, Class R-6	3,303,960	106,453
		212,907
Fixed income funds5%
U.S. Government Securities Fund, Class R-6	7,713,564	106,524
Total investment securities 100% (cost: $1,908,968,000)		2,129,072
Other assets less liabilities 0%		(778)
Net assets 100%		$2,128,294

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$218,726
Gross unrealized depreciation on investment securities	(1,030)
Net unrealized appreciation on investment securities	217,696
Cost of investment securities	1,911,376

American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 18

American Funds 2050
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds40%	Shares	Value (000)
AMCAP Fund, Class R-6	10,870,330	$329,806
EuroPacific Growth Fund, Class R-6	3,496,099	189,314
New Perspective Fund, Class R-6	7,718,367	329,806
New World Fund, Inc., Class R-6	3,011,831	188,721
SMALLCAP World Fund, Inc., Class R-6	6,061,493	329,806
The Growth Fund of America, Class R-6	6,745,875	329,806
The New Economy Fund, Class R-6	4,315,741	188,295
		1,885,554
Growth-and-income funds45%
American Mutual Fund, Class R-6	9,534,006	378,023
Capital World Growth and Income Fund, Class R-6	6,539,144	329,965
Fundamental Investors, Class R-6	6,216,303	376,211
International Growth and Income Fund, Class R-6	5,728,966	188,655
The Investment Company of America, Class R-6	10,693,793	423,153
Washington Mutual Investors Fund, Class R-6	9,802,712	425,536
		2,121,543
Equity-income and Balanced funds10%
American Balanced Fund, Class R-6	8,831,612	235,539
American Funds Global Balanced Fund, Class R-6	7,328,204	236,115
		471,654
Fixed income funds5%
U.S. Government Securities Fund, Class R-6	17,116,309	236,376
Total investment securities 100% (cost: $4,097,912,000)		4,715,127
Other assets less liabilities 0%		(1,482)
Net assets 100%		$4,713,645

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$614,369
Gross unrealized depreciation on investment securities	(2,725)
Net unrealized appreciation on investment securities	611,644
Cost of investment securities	4,103,483

American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 18

American Funds 2045
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds40%	Shares	Value (000)
AMCAP Fund, Class R-6	13,280,847	$402,941
EuroPacific Growth Fund, Class R-6	4,270,694	231,258
New Perspective Fund, Class R-6	9,429,930	402,941
New World Fund, Inc., Class R-6	3,679,496	230,557
SMALLCAP World Fund, Inc., Class R-6	7,405,641	402,941
The Growth Fund of America, Class R-6	8,241,786	402,941
The New Economy Fund, Class R-6	5,273,342	230,076
		2,303,655
Growth-and-income funds42%
American Mutual Fund, Class R-6	10,844,172	429,971
Capital World Growth and Income Fund, Class R-6	7,353,501	371,058
Fundamental Investors, Class R-6	7,065,779	427,621
International Growth and Income Fund, Class R-6	6,990,967	230,213
The Investment Company of America, Class R-6	12,260,854	485,162
Washington Mutual Investors Fund, Class R-6	11,273,702	489,391
		2,433,416
Equity-income and Balanced funds13%
American Balanced Fund, Class R-6	11,974,980	319,373
American Funds Global Balanced Fund, Class R-6	8,950,823	288,395
Capital Income Builder, Class R-6	1,017,504	63,248
The Income Fund of America, Class R-6	2,764,897	63,261
		734,277
Fixed income funds5%
U.S. Government Securities Fund, Class R-6	20,895,296	288,564
Total investment securities 100% (cost: $5,019,684,000)		5,759,912
Other assets less liabilities 0%		(1,746)
Net assets 100%		$5,758,166

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$736,868
Gross unrealized depreciation on investment securities	(3,161)
Net unrealized appreciation on investment securities	733,707
Cost of investment securities	5,026,205

American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 18

American Funds 2040
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds40%	Shares	Value (000)
AMCAP Fund, Class R-6	20,060,235	$608,627
EuroPacific Growth Fund, Class R-6	6,468,685	350,279
New Perspective Fund, Class R-6	14,246,421	608,750
New World Fund, Inc., Class R-6	5,571,691	349,122
SMALLCAP World Fund, Inc., Class R-6	11,203,521	609,584
The Growth Fund of America, Class R-6	12,429,334	607,670
The New Economy Fund, Class R-6	7,976,300	348,006
		3,482,038
Growth-and-income funds37%
American Mutual Fund, Class R-6	14,208,527	563,368
Capital World Growth and Income Fund, Class R-6	9,403,405	474,496
Fundamental Investors, Class R-6	9,259,331	560,375
International Growth and Income Fund, Class R-6	9,134,171	300,788
The Investment Company of America, Class R-6	16,356,060	647,209
Washington Mutual Investors Fund, Class R-6	16,085,410	698,268
		3,244,504
Equity-income and Balanced funds18%
American Balanced Fund, Class R-6	19,596,505	522,639
American Funds Global Balanced Fund, Class R-6	15,004,629	483,449
Capital Income Builder, Class R-6	4,345,474	270,115
The Income Fund of America, Class R-6	11,804,341	270,083
		1,546,286
Fixed income funds5%
U.S. Government Securities Fund, Class R-6	31,570,000	435,982
Total investment securities 100% (cost: $7,538,057,000)		8,708,810
Other assets less liabilities 0%		(3,089)
Net assets 100%		$8,705,721

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,166,706
Gross unrealized depreciation on investment securities	(5,012)
Net unrealized appreciation on investment securities	1,161,694
Cost of investment securities	7,547,116

American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 18

American Funds 2035
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds37%	Shares	Value (000)
AMCAP Fund, Class R-6	20,608,631	$625,266
EuroPacific Growth Fund, Class R-6	7,171,419	388,332
New Perspective Fund, Class R-6	15,881,478	678,616
New World Fund, Inc., Class R-6	5,355,374	335,568
SMALLCAP World Fund, Inc., Class R-6	11,491,574	625,256
The Growth Fund of America, Class R-6	12,789,239	625,266
The New Economy Fund, Class R-6	7,662,408	334,311
		3,612,615
Growth-and-income funds35%
American Mutual Fund, Class R-6	14,714,276	583,421
Capital World Growth and Income Fund, Class R-6	9,587,920	483,806
Fundamental Investors, Class R-6	9,579,595	579,757
International Growth and Income Fund, Class R-6	8,825,063	290,609
The Investment Company of America, Class R-6	17,101,150	676,693
Washington Mutual Investors Fund, Class R-6	17,970,046	780,080
		3,394,366
Equity-income and Balanced funds20%
American Balanced Fund, Class R-6	21,806,352	581,575
American Funds Global Balanced Fund, Class R-6	18,084,885	582,695
Capital Income Builder, Class R-6	6,234,547	387,539
The Income Fund of America, Class R-6	16,947,551	387,760
		1,939,569
Fixed income funds8%
American Funds Inflation Linked Bond Fund, Class R-6	10,941,177	107,005
U.S. Government Securities Fund, Class R-6	46,805,800	646,388
		753,393
Total investment securities 100% (cost: $8,448,918,000)		9,699,943
Other assets less liabilities 0%		(3,022)
Net assets 100%		$9,696,921

American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 18

unaudited

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
U.S. Government Securities Fund, Class R-6	27,771,676	19,034,124	—	46,805,800	$—	$(8,146)	$5,985	$646,388

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,245,400
Gross unrealized depreciation on investment securities	(6,888)
Net unrealized appreciation on investment securities	1,238,512
Cost of investment securities	8,461,431

American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 7 of 18

American Funds 2030
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds27%	Shares	Value (000)
AMCAP Fund, Class R-6	20,774,920	$630,311
EuroPacific Growth Fund, Class R-6	8,269,719	447,805
New Perspective Fund, Class R-6	17,829,703	761,863
New World Fund, Inc., Class R-6	4,048,404	253,673
SMALLCAP World Fund, Inc., Class R-6	10,343,706	562,801
The Growth Fund of America, Class R-6	12,984,874	634,831
The New Economy Fund, Class R-6	4,685,938	204,448
		3,495,732
Growth-and-income funds35%
American Mutual Fund, Class R-6	19,510,624	773,596
Capital World Growth and Income Fund, Class R-6	12,755,465	643,641
Fundamental Investors, Class R-6	12,748,806	771,558
International Growth and Income Fund, Class R-6	11,705,591	385,465
The Investment Company of America, Class R-6	22,761,135	900,658
Washington Mutual Investors Fund, Class R-6	23,844,950	1,035,109
		4,510,027
Equity-income and Balanced funds20%
American Balanced Fund, Class R-6	28,950,324	772,105
American Funds Global Balanced Fund, Class R-6	23,963,537	772,105
Capital Income Builder, Class R-6	8,263,336	513,649
The Income Fund of America, Class R-6	22,454,111	513,750
		2,571,609
Fixed income funds18%
American Funds Inflation Linked Bond Fund, Class R-6	40,636,323	397,423
American Funds Mortgage Fund, Class R-6	34,707,632	352,630
Capital World Bond Fund, Class R-6	17,577,011	353,649
Intermediate Bond Fund of America, Class R-6	20,908,081	281,214
U.S. Government Securities Fund, Class R-6	69,552,955	960,526
		2,345,442
Total investment securities 100% (cost: $11,367,078,000)		12,922,810
Other assets less liabilities 0%		(4,431)
Net assets 100%		$12,918,379

American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 18

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
U.S. Government Securities Fund, Class R-6	46,373,538	23,179,417	—	69,552,955	$—	$(14,378)	$9,437	$960,526
American Funds Global Balanced Fund, Class R-6	17,307,442	6,656,095	—	23,963,537	—	55,104	10,547	772,105
American Funds Inflation Linked Bond Fund, Class R-6	24,294,331	16,341,992	—	40,636,323	—	(1,688)	2,723	397,423
American Funds Mortgage Fund, Class R-6	16,748,933	17,958,699	—	34,707,632	—	(1,476)	3,231	352,630
					$—	$37,562	$25,938	$2,482,684

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,550,395
Gross unrealized depreciation on investment securities	(11,635)
Net unrealized appreciation on investment securities	1,538,760
Cost of investment securities	11,384,050

American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 9 of 18

American Funds 2025
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds17%	Shares	Value (000)
AMCAP Fund, Class R-6	15,390,736	$466,955
EuroPacific Growth Fund, Class R-6	6,553,383	354,866
New Perspective Fund, Class R-6	13,776,260	588,660
New World Fund, Inc., Class R-6	1,037,214	64,992
SMALLCAP World Fund, Inc., Class R-6	3,445,388	187,463
The Growth Fund of America, Class R-6	8,405,616	410,950
		2,073,886
Growth-and-income funds32%
American Mutual Fund, Class R-6	18,110,257	718,072
Capital World Growth and Income Fund, Class R-6	11,857,803	598,345
Fundamental Investors, Class R-6	10,778,225	652,298
International Growth and Income Fund, Class R-6	8,963,169	295,157
The Investment Company of America, Class R-6	19,514,648	772,195
Washington Mutual Investors Fund, Class R-6	19,086,606	828,549
		3,864,616
Equity-income and Balanced funds20%
American Balanced Fund, Class R-6	26,954,082	718,865
American Funds Global Balanced Fund, Class R-6	22,311,154	718,865
Capital Income Builder, Class R-6	7,707,085	479,073
The Income Fund of America, Class R-6	20,938,855	479,081
		2,395,884
Fixed income funds31%
American Funds Inflation Linked Bond Fund, Class R-6	55,705,049	544,795
American Funds Mortgage Fund, Class R-6	58,935,006	598,780
Capital World Bond Fund, Class R-6	29,890,226	601,391
Intermediate Bond Fund of America, Class R-6	60,118,847	808,599
The Bond Fund of America, Class R-6	25,392,779	329,090
U.S. Government Securities Fund, Class R-6	55,945,370	772,606
		3,655,261
Total investment securities 100% (cost: $10,753,449,000)		11,989,647
Other assets less liabilities 0%		(3,975)
Net assets 100%		$11,985,672

American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 18

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
Intermediate Bond Fund of America, Class R-6	36,271,002	23,942,812	94,967	60,118,847	$(27)	$(6,570)	$6,989	$808,599
U.S. Government Securities Fund, Class R-6	38,439,874	17,595,994	90,498	55,945,370	196	(12,234)	7,680	772,606
American Funds Global Balanced Fund, Class R-6	16,554,584	5,761,412	4,842	22,311,154	—*	50,813	9,898	718,865
American Funds Mortgage Fund, Class R-6	40,076,354	18,974,187	115,535	58,935,006	(17)	(5,071)	6,493	598,780
American Funds Inflation Linked Bond Fund, Class R-6	36,501,638	19,256,020	52,609	55,705,049	(6)	(2,902)	4,075	544,795
					$146	$24,036	$35,135	$3,443,645
*Amount less than one thousand.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,231,939
Gross unrealized depreciation on investment securities	(15,294)
Net unrealized appreciation on investment securities	1,216,645
Cost of investment securities	10,773,002

American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 11 of 18

American Funds 2020
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds10%	Shares	Value (000)
AMCAP Fund, Class R-6	10,289,521	$312,184
EuroPacific Growth Fund, Class R-6	2,986,168	161,701
New Perspective Fund, Class R-6	8,732,851	373,155
The Growth Fund of America, Class R-6	4,397,562	214,997
		1,062,037
Growth-and-income funds27%
American Mutual Fund, Class R-6	15,945,671	632,246
Capital World Growth and Income Fund, Class R-6	9,511,435	479,947
Fundamental Investors, Class R-6	7,904,937	478,407
International Growth and Income Fund, Class R-6	4,854,871	159,871
The Investment Company of America, Class R-6	14,635,542	579,128
Washington Mutual Investors Fund, Class R-6	13,430,587	583,022
		2,912,621
Equity-income and Balanced funds23%
American Balanced Fund, Class R-6	19,773,857	527,369
American Funds Global Balanced Fund, Class R-6	14,789,891	476,530
Capital Income Builder, Class R-6	11,259,338	699,881
The Income Fund of America, Class R-6	30,603,907	700,217
		2,403,997
Fixed income funds40%
American Funds Inflation Linked Bond Fund, Class R-6	66,218,682	647,619
American Funds Mortgage Fund, Class R-6	58,034,634	589,632
American High-Income Trust, Class R-6	27,706,455	291,195
Capital World Bond Fund, Class R-6	26,448,192	532,137
Intermediate Bond Fund of America, Class R-6	71,203,283	957,684
The Bond Fund of America, Class R-6	54,596,946	707,576
U.S. Government Securities Fund, Class R-6	41,919,464	578,908
		4,304,751
Total investment securities 100% (cost: $9,637,559,000)		10,683,406
Other assets less liabilities 0%		(3,460)
Net assets 100%		$10,679,946

American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 18

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
Intermediate Bond Fund of America, Class R-6	52,068,010	19,197,996	62,723	71,203,283	$(22)	$(8,869)	$9,147	$957,684
American Funds Inflation Linked Bond Fund, Class R-6	45,948,362	20,286,009	15,689	66,218,682	(1)	(3,930)	5,059	647,619
American Funds Mortgage Fund, Class R-6	41,350,095	16,684,539	—	58,034,634	—	(4,848)	6,533	589,632
U.S. Government Securities Fund, Class R-6	31,189,248	10,730,216	—	41,919,464	—	(10,061)	5,982	578,908
					$(23)	$(27,708)	$26,721	$2,773,843

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,045,536
Gross unrealized depreciation on investment securities	(14,281)
Net unrealized appreciation on investment securities	1,031,255
Cost of investment securities	9,652,151

American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 13 of 18

American Funds 2015
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds2%	Shares	Value (000)
AMCAP Fund, Class R-6	1,232,202	$37,385
New Perspective Fund, Class R-6	873,009	37,304
The Growth Fund of America, Class R-6	386,180	18,880
		93,569
Growth-and-income funds25%
American Mutual Fund, Class R-6	6,211,587	246,289
Capital World Growth and Income Fund, Class R-6	3,258,993	164,449
Fundamental Investors, Class R-6	2,710,704	164,052
International Growth and Income Fund, Class R-6	1,256,857	41,388
The Investment Company of America, Class R-6	5,184,662	205,157
Washington Mutual Investors Fund, Class R-6	4,752,319	206,298
		1,027,633
Equity-income and Balanced funds28%
American Balanced Fund, Class R-6	5,330,888	142,175
American Funds Global Balanced Fund, Class R-6	3,836,635	123,616
Capital Income Builder, Class R-6	7,037,836	437,472
The Income Fund of America, Class R-6	19,119,187	437,447
		1,140,710
Fixed income funds45%
American Funds Inflation Linked Bond Fund, Class R-6	29,394,018	287,474
American Funds Mortgage Fund, Class R-6	24,273,147	246,615
American High-Income Trust, Class R-6	19,622,636	206,234
Capital World Bond Fund, Class R-6	10,279,347	206,820
Intermediate Bond Fund of America, Class R-6	27,485,245	369,677
The Bond Fund of America, Class R-6	25,388,665	329,037
U.S. Government Securities Fund, Class R-6	14,877,776	205,462
		1,851,319
Total investment securities 100% (cost: $3,737,117,000)		4,113,231
Other assets less liabilities 0%		(1,527)
Net assets 100%		$4,111,704

American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 18

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
American Funds Inflation Linked Bond Fund, Class R-6	24,013,858	6,126,442	746,282	29,394,018	$(97)	$(2,265)	$2,593	$287,474
American Funds Mortgage Fund, Class R-6	19,860,484	4,501,476	88,813	24,273,147	(21)	(2,447)	2,905	246,615
					$(118)	$(4,712)	$5,498	$534,089

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$380,612
Gross unrealized depreciation on investment securities	(10,639)
Net unrealized appreciation on investment securities	369,973
Cost of investment securities	3,743,258

American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 15 of 18

American Funds 2010
Target Date Retirement Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds23%	Shares	Value (000)
American Mutual Fund, Class R-6	3,538,737	$140,311
Capital World Growth and Income Fund, Class R-6	2,017,174	101,787
Fundamental Investors, Class R-6	1,471,508	89,056
International Growth and Income Fund, Class R-6	386,503	12,728
The Investment Company of America, Class R-6	2,894,730	114,544
Washington Mutual Investors Fund, Class R-6	2,650,826	115,072
		573,498
Equity-income and Balanced funds30%
American Balanced Fund, Class R-6	2,867,130	76,466
American Funds Global Balanced Fund, Class R-6	2,373,257	76,466
Capital Income Builder, Class R-6	4,920,614	305,865
The Income Fund of America, Class R-6	13,368,242	305,866
		764,663
Fixed income funds47%
American Funds Inflation Linked Bond Fund, Class R-6	18,233,118	178,320
American Funds Mortgage Fund, Class R-6	15,041,697	152,824
American High-Income Trust, Class R-6	12,160,353	127,805
Capital World Bond Fund, Class R-6	6,343,154	127,624
Intermediate Bond Fund of America, Class R-6	21,785,829	293,019
Short-Term Bond Fund of America, Class R-6	6,386,525	63,610
The Bond Fund of America, Class R-6	15,728,941	203,847
U.S. Government Securities Fund, Class R-6	4,610,263	63,668
		1,210,717
Total investment securities 100% (cost: $2,392,916,000)		2,548,878
Other assets less liabilities 0%		(1,603)
Net assets 100%		$2,547,275

American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 18

unaudited

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
American Funds Inflation Linked Bond Fund, Class R-6	14,443,045	4,201,019	410,946	18,233,118	$(16)	$171,868	$1,565	$178,320

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$152,394
Gross unrealized depreciation on investment securities	(3,930)
Net unrealized appreciation on investment securities	148,464
Cost of investment securities	2,400,414

American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 17 of 18

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2017, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-850-0917O-S60627	American Funds Target Date Retirement Series — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017